CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Neuberger Berman Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) (“Registrant”) hereby certifies (a) that the forms of prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 with respect to Neuberger Berman Core Plus Fund, a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 128 to the Registrant’s Registration Statement (“Amendment No. 128”), and (b) that Amendment No. 128 was filed electronically.

Dated: July 14, 2017	By:	/s/ Sheila R. James
Sheila R. James
Assistant Secretary